LIQUIDITY RISK (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Trade accounts payable and accrued liabilities	$ 1,934	$ 1,558	$ 1,772
Less than 1 year [Member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	2,107	1,786
1 year to 5 years [Member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	0	163
Carrying amount [member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	$ 2,107	$ 1,949